Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	September 2010
Distribution Date	10/15/10
Transaction Month	5
30/360 Days	30
Actual/360 Days	30

I.  ORIGINAL DEAL PARAMETERS

Cut off Date:	April 16, 2010
Closing Date:	May 13, 2010

	Dollars	Units	WAC	WAM
Original Pool Balance:	$1,097,444,291.72	63,151	5.14%	59.59

Original Adj. Pool Balance:	$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%	May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%	November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%	October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%	December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II.  POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$87,920,670.63	0.4014642	$60,588,438.90	0.2766595	$27,332,231.73
Class A-2 Notes	$238,000,000.00	1.0000000	$238,000,000.00	1.0000000	$-
Class A-3 Notes	$317,000,000.00	1.0000000	$317,000,000.00	1.0000000	$-
Class A-4 Notes	$186,850,000.00	1.0000000	$186,850,000.00	1.0000000	$-
Total Securities	$829,770,670.63	0.8635798	$802,438,438.90	0.8351339	$27,332,231.73

Weighted Avg. Coupon (WAC)	5.16%		5.17%
Weighted Avg. Remaining Maturity (WARM)	55.50		54.59
Pool Receivables Balance	$977,334,421.18		$951,896,744.79
Remaining Number of Receivables	60,380		59,801

Adjusted Pool Balance	$955,170,376.14		$930,604,134.80

III.  COLLECTIONS

Principal:
Principal Collections	$24,812,994.82
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$115,538.14
Total Principal Collections	$24,928,532.96

Interest:
Interest Collections	$4,194,526.08
Late Fees & Other Charges	$40,146.15
Interest on Repurchase Principal	$-
Total Interest Collections	$4,234,672.23

Collection Account Interest	$5,250.95
Reserve Account Interest	$1,095.87
Servicer Advances	$-

Total Collections	$29,169,552.01

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	September 2010
Distribution Date	10/15/10
Transaction Month	5
30/360 Days	30
Actual/360 Days	30

IV.  DISTRIBUTIONS

Total Collections	$29,169,552.01
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$29,169,552.01

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$814,445.35		$814,445.35	$814,445.35
Collection Account Interest					$5,250.95
Late Fees & Other Charges					$40,146.15
Total due to Servicer					$859,842.45

3. Class A Noteholders Interest:
Class A-1 Notes		$29,175.74		$29,175.74
Class A-2 Notes		$170,566.67		$170,566.67
Class A-3 Notes		$396,250.00		$396,250.00
Class A-4 Notes		$381,485.42		$381,485.42

Total interest:		$977,477.83		$977,477.83	$977,477.83

Available Funds Remaining:					$27,332,231.73

4. Principal Distribution Amount:					$27,332,231.73

	Distributable Amount	Paid Amount
Class A-1 Notes		$27,332,231.73
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	56,666,300.36	$27,332,231.73
Total Noteholders Principal		$27,332,231.73

5. Available Amounts Remaining to reserve account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			0.00

V.  YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$22,164,045.04
Beginning Period Amount	$22,164,045.04
Current Period Amortization	$871,435.05
Ending Period Required Amount	$21,292,609.99
Ending Period Amount	$21,292,609.99
Next Distribution Date Required Amount	$20,439,797.80

VI.  RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII.  OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$125,399,705.51	$128,165,695.90	$157,499,764.53

Overcollateralization as a % of Adjusted Pool		13.13%	13.77%	16.92%

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	September 2010
Distribution Date	10/15/10
Transaction Month	5
30/360 Days	30
Actual/360 Days	30

VIII.  DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.99%	59,196	98.96%	$942,030,497.28
30 - 60 Days	0.78%	467	0.80%	$7,617,114.64
61 - 90 Days	0.17%	103	0.17%	$1,631,760.76
91 + Days	0.06%	35	0.06%	$617,372.11
		59,801		$951,896,744.79
Total
Delinquent Receivables 61 + days past due	0.23%	138	0.24%	$2,249,132.87
Delinquent Receivables 61 + days past due	0.23%	140	0.25%	$2,484,379.09
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.16%	96	0.16%	$1,615,158.75
Three-Month Average Delinquency Ratio	0.21%		0.22%

Repossession in Current Period		64		$1,161,648.67
Repossession Inventory		82		$1,431,733.52

Charge-Offs
Gross Principal of Charge-Off for Current Period				$624,681.57
Recoveries				$(115,538.14)
Net Charge-offs for Current Period				$509,143.43

Beginning Pool Balance for Current Period				$977,334,421.18

Net Loss Ratio				0.63%
Net Loss Ratio for 1st Preceding Collection Period				0.66%
Net Loss Ratio for 2nd Preceding Collection Period				0.24%
Three-Month Average Net Loss Ratio for Current Period				0.51%

Cumulative Net Losses for All Periods				$1,538,694.24
Cumulative Net Losses as a % of Initial Pool Balance				0.14%

Principal Balance of Extensions				$3,075,319.03
Number of Extensions				172

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